Trade receivebles - Movement table bad debt reserve (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment loss (reversal of impairment loss) on trade receivables [abstract]
Beginning of period	€ (1,475)	€ (1,532)	€ (1,873)
Addition	(689)	(852)	(141)
Usage	259	301	131
Reversal	632	608	351
End of period	€ (1,273)	€ (1,475)	€ (1,532)